Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued under the Flushing Bank 401(k) Savings Plan
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	18.72
Maximum Aggregate Offering Price	$ 1,872,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 258.52
Offering Note	(1) Pursuant to Rule 416(c) under the Securities Act, this Registration Statement on Form S-8 also covers any additional shares of Common Stock of OceanFirst Financial Corp. in respect of the securities identified in the above table that may become issuable under the Flushing Bank 401(k) Savings Plan as a result of any stock dividend, stock split, recapitalization or other similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Flushing Bank 401(k) Savings Plan. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per unit, maximum aggregate offering price and registration fee are based on a price of $18.72 per share of Common Stock, which price is an average of the high and low sales prices of the Common Stock as reported on the Nasdaq Stock Market LLC on May 29, 2026.